Related party transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Directors remuneration expense		$ 246,226	$ 153,109
Share-based payments expense		7,045,994	9,385,984
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Payment of expenses		1,445,043	$ 567,468
Related party payables		355,778
President
Disclosure of transactions between related parties [line items]
Share-based payments expense		$ 238,703
Independent directors
Disclosure of transactions between related parties [line items]
Directors remuneration expense	$ 40,000
Additional remuneration as Chairman	$ 10,000
Key management and directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares	1,676,066	1,676,066
Share-based payments expense		$ 4,602,301
FSD Biosciences | President of FSD
Disclosure of transactions between related parties [line items]
Related party payables		$ 21,876